Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 6) - bbl bbl in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	12,112	11,386	10,921
Net develop proved developed reserves		5,872	5,727
Net Proved Undeveloped reserves	5,751	5,514	5,194
Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	6,346	5,858	5,711
Net Proved Undeveloped reserves	5,749	5,514	5,193
Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	14	14	15
Total Consolidated And Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	6,361
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	2		2
Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	6,334	5,843	5,694
Net Proved Undeveloped reserves	5,723	5,497	5,179
South America Outside Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	12	15	17
Net Proved Undeveloped reserves	26	17	13
North America One [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	14	14	15
North America One [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	2		2
Crude Oil 1 [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	10,128	9,649	9,228
Net develop proved developed reserves	5,409	4,898	4,726
Net Proved Undeveloped reserves	4,719	4,751	4,503
Crude Oil 1 [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,395	4,885	4,711
Net Proved Undeveloped reserves	4,717	4,751	4,501
Crude Oil 1 [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	14	13	14
Crude Oil 1 [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	2		2
Crude Oil 1 [Member] | Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,394	4,884	4,710
Net Proved Undeveloped reserves	4,714	4,750	4,500
Crude Oil 1 [Member] | South America Outside Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	1	1	1
Net Proved Undeveloped reserves	3	1	1
Crude Oil 1 [Member] | North America One [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	14	13	14
Crude Oil 1 [Member] | North America One [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	2		2
Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	11,139	9,752	9,504
Net develop proved developed reserves	5,345	5,469	5,620
Net Proved Undeveloped reserves	5,794	4,283	3,885
Natural Gas [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,343	5,467	5,614
Net Proved Undeveloped reserves	5,794	4,283	3,884
Natural Gas [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	2	2	6
Natural Gas [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves			1
Natural Gas [Member] | Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,280	5,387	5,522
Net Proved Undeveloped reserves	5,665	4,194	3,814
Natural Gas [Member] | South America Outside Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	63	80	92
Net Proved Undeveloped reserves	129	89	70
Natural Gas [Member] | North America One [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	2	2	6
Natural Gas [Member] | North America One [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves			1